Note 7 - Long-term Debt and Notes Payable - Long-term Debt (Details) (Parentheticals) - USD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Virginia Real Estate Loan [Member]
Debt Instrument, Face Amount	$ 6,500	$ 6,500
North Carolina Real Estate Loan [Member]
Debt Instrument, Face Amount	$ 2,240	$ 2,240